CONTINGENCIES AND COMMITMENTS - Extensions of Credit (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Extended lines of credit
Commitments, guarantees:
Unused amounts in lines of credit to third-party entities and commitments for future financing to clients	$ 8,111	$ 6,542
Financing for client purchase agreements
Commitments, guarantees:
Unused amounts in lines of credit to third-party entities and commitments for future financing to clients	$ 3,569	$ 2,463